Land use rights, net	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Land Use Right Disclosure
14.	Land use rights, net

Land use rights consist of the following:

December 31, 2018
RMB

Gross carrying amount	1,924,563
Less: accumulated amortization	(139,924)

Land use rights, net	1,784,639

Amortization expense for the years ended December 31, 2016, December 31, 2017 and 2018 were  RMB43,915, RMB47,909, and RMB48,100, respectively.

The estimated amortization expenses for each of the following five years are as follows:

Amortization expense of land use rights
RMB

2019	48,096
2020	48,096
2021	48,096
2022	48,096
2023	48,096